Deconsolidation of SGT	12 Months Ended
Dec. 31, 2015
Deconsolidation of SGT
Deconsolidation of SGT

4.Deconsolidation of SGT

In November 2013, the board of directors of Solar Green Technology S.P.A. (“SGT”) approved a voluntary plan for liquidation. On December 30, 2013, the board of directors of SGT appointed a liquidator. Under Italian regulations, the liquidation process was administered by the liquidator and the Company did not have the ability to exercise influence over SGT. As a result of these actions, the Company deconsolidated SGT on December 30, 2013 when the Company ceased to have a controlling financial interest in SGT. The fair value of the Company’s retained investment in SGT was zero as of December 31, 2013.